Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Soistman ($)(1)	Compensation Actually Paid to Mr. Soistman ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on Company Total Shareholder Return(4) ($)	Net Income (Loss) ($ Millions)
2024	3,428,203	4,825,471	1,673,521	2,270,257	36.86	10.1
2023	4,994,258	6,739,181	1,933,990	2,348,983	34.2	(28.2)
2022	6,215,508	(190,934)	1,309,990	368,831	18.98	(88.7)

Named Executive Officers, Footnote	Francis S. Soistman was our PEO for all of 2022 through 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Year	Non-PEO NEOs
2024	Gavin G. Galimi	Michelle M. Barbeau
2023	John J. Stelben	Roman V. Rariy	Gavin G. Galimi
2022	John J. Stelben	Christine A. Janofsky	Phillip A. Morelock	Roman V. Rariy	Gavin G. Galimi

Peer Group Issuers, Footnote	The value assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,428,203	$ 4,994,258	$ 6,215,508
PEO Actually Paid Compensation Amount	$ 4,825,471	6,739,181	(190,934)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2024	3,428,203	(1,305,000)	2,702,268	4,825,471
2023	4,994,258	(2,990,000)	4,734,923	6,739,181
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,673,521	(805,600)	1,402,336	2,270,257
2023	1,933,990	(1,187,917)	1,602,910	2,348,983
2022	1,309,990	(796,276)	(144,883)	368,831

Non-PEO NEO Average Total Compensation Amount	$ 1,673,521	1,933,990	1,309,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,270,257	2,348,983	368,831
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2024	3,428,203	(1,305,000)	2,702,268	4,825,471
2023	4,994,258	(2,990,000)	4,734,923	6,739,181
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,673,521	(805,600)	1,402,336	2,270,257
2023	1,933,990	(1,187,917)	1,602,910	2,348,983
2022	1,309,990	(796,276)	(144,883)	368,831

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return and Peer Group Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSRs for the Company over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 36.86	34.2	18.98
Net Income (Loss)	$ 10,100,000	(28,200,000)	(88,700,000)
PEO Name	Francis S. Soistman
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and Non-PEO NEOs. Instead, these amounts reflect amounts shown in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values columns in the tables above (or in the case of the Non-PEO NEOs, the Average Inclusion of Equity Values column) are derived from the amounts set forth in the following tables:
Mr. Soistman:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Soistman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Soistman ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Soistman ($)	Total - Inclusion of Equity Values for Mr. Soistman ($)
2024	3,525,000	(94,716)	—	(728,016)	—	2,702,268
2023	2,425,250	846,511	373,594	1,089,568	—	4,734,923
2022	2,178,000	(3,653,520)	444,750	(751,172)	—	(1,781,942)
Non-PEO NEOs:

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Non-NEO PEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,426,920	44,053	48,704	(117,341)	—	1,402,336
2023	1,332,983	64,218	259,881	78,818	(132,990)	1,602,910
2022	189,173	—	18,673	(58,256)	(294,473)	(144,883)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,305,000)	(2,990,000)	(4,624,500)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,702,268	4,734,923	(1,781,942)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,525,000	2,425,250	2,178,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,716)	846,511	(3,653,520)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	373,594	444,750
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(728,016)	1,089,568	(751,172)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,600)	(1,187,917)	(796,276)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,402,336	1,602,910	(144,883)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,426,920	1,332,983	189,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,053	64,218	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,704	259,881	18,673
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,341)	78,818	(58,256)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (132,990)	$ (294,473)